Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION
21.	SHARE-BASED COMPENSATION

2010 Equity Incentive Plan

On October 18, 2010, the Company adopted its 2010 Equity Incentive Plan (the “2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants of the Company. Under the plan, a total of 58,875,478 ordinary shares were initially reserved for issuance. The 2010 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. Any unvested portion of the options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will also be forfeited upon such termination. On November 3, 2014, the shareholders and Board of Directors of the Company approved a resolution to increase the share option pool under the 2010 Plan to 225,063,170 ordinary shares. On August 6, 2016, the shareholders and Board of Directors of the Company approved a resolution to further increase the share option pool under the 2010 Plan to 589,729,714 ordinary shares.

The Company has only granted share options under the 2010 Plan to its employees and directors. All options granted vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.

The following table sets forth the summary of employee option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding, December 31, 2017	306,266,366	0.45
Granted	112,846,527	0.51
Forfeited	(13,474,664)	0.51
Exercised	(25,059,198)	0.42
Outstanding, December 31, 2018	380,579,031	0.47	9.10	630,117
Vested and expected to vest as of December 31, 2018	382,422,243	0.46	7.14	635,384
Exercisable as of December 31, 2018	184,247,256	0.42	5.88	313,551

As of December 31, 2018, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share options granted to the Group’s employees and directors was RMB1,421,344 (US$206,726). Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.03 years and may be adjusted for future changes in estimated forfeitures.

The weighted average grant date fair value of the share options were US$0.33, US$0.44 and US$2.19 for the years ended December 31, 2016, 2017 and 2018, respectively. The total fair value of options vested during the years ended December 31, 2016, 2017 and 2018 were RMB61,993, RMB116,811 and RMB267,599 (US$38,921), respectively. Total intrinsic value of options exercised for the year ended December 31, 2018 was RMB282,212 (US$41,046).

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	Year Ended December 31,
	2016	2017	2018
Fair value of ordinary shares (US$)	0.82	0.89	2.57~3.84
Risk-free interest rate (%)	2.27	2.27	2.86~3.08
Expected volatility (%)	43.4	43.4	41.3~42.1
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.3	2.3

Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

2017 Share Incentive Plan

On November 30, 2017, the Company adopted its 2017 Share Incentive Plan (the “2017 Plan”). Under the 2017 Plan, the Company is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 720,000 ordinary shares. The 2017 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the 2017 Plan. Any unvested portion of the options will be forfeited either (i) upon the termination of the grantee’s service for any reason; or (ii) upon the grantee’s scope of service no longer being involved in the business of the Company. In the event the grantee’s service is terminated for cause or takes place prior to an IPO other than death or permanent disability, the vested portion of the options will also be forfeited upon such termination.

In December 2017, the Company granted 720,000 restricted share units under the 2017 Plan to non-employees. All restricted shares vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.

The total fair value of the restricted shares vested during the years ended December 31, 2016, 2017 and 2018 was nil, nil, and RMB455 (US$66), respectively. The weighted average grant date fair value of the restricted share units was nil, US$1.92 and nil for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, there was RMB6,983 (US$1,016) unrecognized share-based compensation cost related to restricted shares, which will be recognized over a weighted-average vesting period of 2.96 years.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	9,479	34,895	83,351	12,123
Selling, general and administrative	30,447	130,994	368,598	53,610
Research and development	22,466	67,535	104,262	15,164
	62,392	233,424	556,211	80,897